NOTE 6 - STOCKHOLDERS EQUITY (Details Narrative) (Quarterly) (Quarterly Report [Member], USD $)		0 Months Ended	3 Months Ended
	Jun. 30, 2014	Jan. 12, 2014 American Community Capital LP [Member]	Jun. 30, 2014 Chief Executive Officer [Member]	Mar. 30, 2014 Chief Executive Officer [Member]	Jun. 30, 2014 Kareem Davis [Member]	Mar. 30, 2014 Kareem Davis [Member]	Jun. 30, 2014 Roy Watson [Member]	Mar. 30, 2014 Roy Watson [Member]	Jun. 30, 2014 Los Angeles Community Capital [Member]	Jun. 30, 2014 Goldstein Franklin Inc [Member]	Jun. 30, 2014 Poverty Solutions Inc [Member]	Jun. 30, 2014 Solomon KN Mbagwu [Member]	Jun. 30, 2014 American Biopharmaceutical Holdings Inc [Member]	Jun. 30, 2014 Azuka L Uzoh Esq [Member]	Jun. 30, 2014 Cherokee Lavalley [Member]	Jun. 30, 2014 Life is Networking Knowledge [Member]	Jun. 30, 2014 Perpetual Emeana [Member]	Jun. 30, 2014 Godwin Obele [Member]	Jun. 30, 2014 Pink Lotus Healthcare [Member]	Jun. 30, 2014 Tahir Wilson [Member]	Jun. 30, 2014 Martin Nwaege [Member]	Jun. 30, 2014 Justin Hillian [Member]	Jun. 30, 2014 Chinazor V Ezembaji [Member]	Jun. 30, 2014 Emeka Gabriel Okeke [Member]	Jun. 30, 2014 Tony Luu [Member]
Stock Issued, Par Value Per Share		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock Issued for Services, Shares		10,000,000	17,500,000	2,500,000	500,000	500,000	100,000	100,000	2,000,000	1,000,000	2,000,000	500,000		500,000	500,000	100,000	10,000	10,000	100,000	100,000	100,000	500,000	200,000	200,000	20,000
Sale of Stock, Shares			76,600								267,400	500,000	350,000
Sale of Stock, Value			$ 766								$ 2,674	$ 5,000	$ 3,500
Sale of Stock, Price per Share			$ 0.01								$ 0.01	$ 0.01	$ 0.01
Common Stock Shares Issued	40,234,000
Common stock shares outstanding	75,376,000